Vessels, net, Vessels' Impairment (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) Vessel	Dec. 31, 2019 USD ($) Vessel
Vessels' Impairment [Abstract]
Number of vessels impaired | Vessel		1	3
Impairment losses	$ 0	$ 339	$ 31,629
Rotterdam [Member] | Fair Value, Nonrecurring [Member] | Level 2 [Member]
Vessels' Impairment [Abstract]
Fair value of impaired vessels		18,130
Pucon, Pamina and Rotterdam [Member] | Fair Value, Nonrecurring [Member] | Level 2 [Member]
Vessels' Impairment [Abstract]
Fair value of impaired vessels			47,393
Discontinued Operations [Member]
Vessels' Impairment [Abstract]
Impairment losses		339	31,629
Impairment of unamortized dry-dock costs		598
Discontinued Operations [Member] | Rotterdam [Member]
Vessels' Impairment [Abstract]
Impairment of assets held for sale		$ 339
Discontinued Operations [Member] | Pucon [Member]
Vessels' Impairment [Abstract]
Impairment of assets held for sale			17,434
Discontinued Operations [Member] | Pamina and Rotterdam [Member]
Vessels' Impairment [Abstract]
Impairment for assets held for use			$ 14,195